Condensed Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue from related parties	$ 79,137	$ 106,378	$ 120,632	$ 495,062	$ 495,330	$ 843,828
Related parties in cost of revenues	$ 377,283	$ 238,524	$ 763,663	$ 508,867	$ 663,976	$ 308,381